Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Fair Value of Financial Instruments

The following are measured at fair value:

		Fair value measurement at November 30, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In millions)
Money market funds	$166.0	$166.0	$—	$—

		Fair value measurement at November 30, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In millions)
Money market funds	$194.8	$194.8	$—	$—

Schedule of Useful Lives of Assets	Depreciation is computed principally by accelerated methods based on the following useful lives:

Buildings and improvements	9 – 40 years
Machinery and equipment	3 – 19 years

Schedule of Changes in Carrying Amount of Asset Retirement Obligation

The changes in the carrying amount of CAROs since November 30, 2009 were as follows (in millions):

Balance as of November 30, 2009	$13.6
Additions and other, net	0.6
Accretion	1.1

Balance as of November 30, 2010	15.3
Additions and other, net	1.2
Accretion	1.3

Balance as of November 30, 2011	17.8
Additions and other, net	1.5
Accretion	1.5

Balance as of November 30, 2012	$20.8

Sales to U.S. Government and its Agencies	Sales to the U.S. government and its agencies were as follows (dollars in millions):

	U.S. Government Sales	Percent of Net Sales
Fiscal 2012	$936.9	94%
Fiscal 2011	855.8	93
Fiscal 2010	786.1	92

Customers that Represented More than 10% of Accounts Receivable	Customers that represented more than 10% of accounts receivable for the periods presented are as follows:

	As of November 30,
	2012		2011
Raytheon	48%		43%
Lockheed Martin	31		26
U.S. Air Force		*	11